Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Expenses by nature [abstract]
Summary of General and Administrative Expense
A)
General and administrative

	Year ended December 31
	2025	2024
Salaries and wages	114,097	121,100
Consulting fees	5,614	4,315
Office and general	48,432	46,706
Professional fees	4,282	6,781
Merchant processing fees	7,081	6,793
Director fees	942	685
Other	1,714	863
	182,162	187,243

Summary of Sales and Marketing Expense	B) Sales and marketing

	Year ended December 31
	2025	2024
Marketing	14,454	10,944
Events	1	28
Media	110	1,032
	14,565	12,004